COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases) (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Operating leases
2019	¥ 35,325
2020	27,920
2021	18,760
2022	15,475
2023	12,288
Thereafter	60,865
Total	¥ 170,633